Income taxes (Tables)	12 Months Ended
Mar. 31, 2021
Text block [abstract]
Domestic and Foreign Source Component of Profit/(Loss) Before Income Taxes
The domestic and foreign source component of profit/(loss) before income taxes is as follows:

	Year ended March 31,
	2021	2020	2019
Domestic	$(8,176)	$(2,795)	$(2,742)
Foreign	140,867	146,747	133,894

Profit before income taxes	$132,691	$143,952	$131,152

Income Tax Expense
The Company’s income tax expense consists of the following:

	Year ended March 31,
	2021	2020	2019
Current taxes
Domestic taxes	$—	$—	$—
Foreign taxes	31,326	31,270	27,526

	31,326	31,270	27,526

Deferred taxes
Domestic taxes	—	—	—
Foreign taxes	(1,252)	(4,087)	(1,807)

	(1,252)	(4,087)	(1,807)

Income tax expense	$30,074	$27,183	$25,719

Income Taxes Recognized Directly in Equity
Income taxes recognized directly in equity are as follows:

	Year ended March 31,
	2021	2020	2019
Current taxes:
Excess tax deductions related to share-based payments	(729)	(998)	(1,260)

	$(729)	$(998)	$(1,260)

Deferred taxes:
Excess tax deductions related to share-based payments	(1,640)	807	46

	$(1,640)	$807	$46

Total income tax recognized directly in equity	$(2,369)	$(191)	$(1,214)

Income Taxes Recognized in Other Comprehensive Income
Income taxes recognized in other comprehensive income are as follows:

	Year ended March 31,
	2021	2020	2019
Current taxes	—	—	—
Deferred taxes:
Unrealized gain/(loss) on cash flow hedging derivatives	1,089	(2,939)	1,877
Pension liability	(248)	(189)	(939)

Total income tax recognized directly in other comprehensive income	$841	$(3,128)	$938

Reconciliation of Estimated Income Tax to Provision for Income Taxes
The reconciliation of estimated income tax to income tax expense:

	Year ended March 31,
	2021	2020	2019
Profit before income taxes	$132,691	$143,952	$131,152
Income tax expense at tax rates applicable to individual entities	41,268	43,379	41,264
Effect of:
Items not deductible for tax	401	414	544
Exempt income	(11,340)	(18,380)	(16,024)
Non tax deductible goodwill impairment	—	776	—
Losses in respect of which deferred tax asset not recognized due to uncertainty and ineligibility to carry forward	106	178	138
Recognition of unutilized tax benefits / Unrecognized losses utilized	(472)	(264)	(841)
Temporary difference that will reverse during tax holiday period	1,139	2,138	614
Change in tax rate and law	1,228	55	(401)
Provision for uncertain tax position	—	(409)	—
State taxes	458	61	620
Employment related tax incentive	(1,734)	(1,253)	(827)
Others, net	(980)	488	632

Income tax expense	$30,074	$27,183	$25,719

Summary of Deferred Taxes Arising from Temporary Differences and Unused Tax Losses
Deferred taxes for the year ended March 31, 2021 arising from temporary differences and unused tax losses can be summarized below:

	Opening Balance	Transition adjustments on adoption of IFRS 16	Recognized in statement of income	Recognized in equity	Recognized in/ Reclassified from other comprehensive income	Foreign currency translation	Closing balance
Deferred tax assets:
Property and equipment	$5,592	$—	$40	$—	$—	$556	$6,188
Net operating loss carry forward	779	—	417	—	—	53	1,249
Accruals deductible on actual payment	9,825		(120)	—	248	596	10,549
Share-based compensation expense	16,101	—	1,861	1,640	—	1,434	21,036
Minimum alternate tax	629	—	(654)	—	—	25	—
Others	130	—	610	—	—	59	799

Total deferred tax assets	$33,056	$—	$2,154	$1,640	$248	$2,723	$39,821

Deferred tax liabilities:
Intangible assets	11,437	—	312	—	—	218	11,967
Unrealized gain/(loss) on cash flow hedging and investments	352	—	(52)	—	1,089	(2)	1,387
Others	2,380	—	642	—	—	652	3,674

Total deferred tax liabilities	$14,169	$—	$902	$—	$1,089	$868	$17,028

Net deferred tax assets/(liabilities)	$18,887	$—	$1,252	$1,640	$(841)	$1,855	$22,793

Deferred taxes for the year ended March 31, 2020 arising from temporary differences and unused tax losses can be summarized below:

	Opening Balance	Transition adjustments on adoption of IFRS 16	Recognized in statement of income	Recognized in equity	Recognized in/ Reclassified from other comprehensive income	Foreign currency translation	Closing balance
Deferred tax assets:
Property and equipment	$7,073	$—	$(736)	$—	$—	$(745)	$5,592
Net operating loss carry forward	1,287	—	(430)	—	—	(78)	779
Accruals deductible on actual payment	7,358	2,106	1,226	—	189	(1,054)	9,825
Share-based compensation expense	14,120	—	3,917	(807)	—	(1,129)	16,101
Minimum alternate tax	552	—	135	—	—	(58)	629
Others	482	—	(295)	—	—	(57)	130

Total deferred tax assets	$30,872	$2,106	$3,817	$(807)	$189	$(3,121)	$33,056

Deferred tax liabilities:
Intangible assets	12,183		(753)	—	—	7	11,437
Unrealized gain/(loss) on cash flow hedging and investments	3,539	—	(5)	—	(2,939)	(243)	352
Others	2,084	—	488	—	—	(192)	2,380

Total deferred tax liabilities	$17,806	$—	$(270)	$—	$(2,939)	$(428)	$14,169

Net deferred tax assets/(liabilities)	$13,066	$2,106	$4,087	$(807)	$3,128	$(2,693)	$18,887

Deferred taxes for the year ended March 31, 2019 arising from temporary differences and unused tax losses can be summarized below:

	Opening Balance	Transition adjustments on adoption of IFRS 15 & IFRS 9	Recognized in statement of income	Recognized in equity	Recognized in/ reclassified from other comprehensive income	Foreign currency translation	Closing Balance
Deferred tax assets:
Property and equipment	$7,291	$—	$321	$—	$—	$(539)	$7,073
Net operating loss carry forward	2,879	—	(1,559)	—	—	(33)	1,287
Accruals deductible on actual payment	7,424	(1,783)	1,214	—	939	(436)	7,358
Share-based compensation expense	12,770	—	1,980	(46)	—	(584)	14,120
Minimum alternate tax	420	—	153	—	—	(21)	552
Others	328	3	174	—	—	(23)	482

Total deferred tax assets	$31,112	$(1,780)	$2,283	$(46)	$939	$(1,636)	$30,872

Deferred tax liabilities:
Intangible assets	12,662		(573)	—	—	94	12,183
Unrealized gain/(loss) on cash flow hedging and investments	1,759	—	46	—	1,877	(143)	3,539
Others	1,108	—	1,003	—	—	(27)	2,084

Total deferred tax liabilities	$15,529	$—	$476	$—	$1,877	$(76)	$17,806

Net deferred tax assets/(liabilities)	$15,583	$(1,780)	$1,807	$(46)	$(938)	$(1,560)	$13,066

Deferred Tax Presented in Consolidated Statement of Financial Position
Deferred tax presented in the consolidated statement of financial position is as follows:

	As at
	March 31, 2021	March 31, 2020
Deferred tax assets	33,022	28,942
Deferred tax liabilities	(10,228)	(10,055)

Net deferred tax assets	$22,794	$18,887